SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 6 - J u n - 0 6
GS Mortgage Securities Corp.
(I.R.S. Employer Identification No.)
04-3847086, 04-3851672, 04-3851673, 04-3851674, 04-3851675,
04-3851676, 04-3851677, 04-3851678, 04-3851679
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
26-May-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-127620-22
Commission File Number of depositor:
333-127620
(Exact name of sponsor as specified in its charter)
CREDIT-BASED ASSET SERVICING AND SECURITIZATION LLC
(Former name, former address, if changed since last report)
No Change
GSAMP Trust 2006-NC1
c/o U.S. Bank National Association
60 Livingston Avenue
St. Paul, MN
55107
6 5 1 - 4 9 5 - 3 8 4 7
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
see Exhibit 99.1
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Michelle Gill
Vice President
Michelle Gill
/s/ :
07/10/2006
X
PART II - OTHER INFORMATION
GS Mortgage Securities Corp.
(Depositor)
(b)
(99.1) Monthly Report distributed to holders of GS Mortgage Securities Corp., GSAMP Trust 2006-NC1, Mortgage
Pass - Through Certificates, Series 2006-NC1
The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
A-1 [___] [___] [_X_]
A-2 [___] [___] [_X_]
A-3 [___] [___] [_X_]
B-1 [___] [___] [_X_]
M-1 [___] [___] [_X_]
M-2 [___] [___] [_X_]
M-3 [___] [___] [_X_]
M-4 [___] [___] [_X_]
M-5 [___] [___] [_X_]
M-6 [___] [___] [_X_]
EXHIBIT INDEX
Exhibit Number
Description
EX-99.1
Monthly Report distributed to holders of GS Mortgage Securities Corp., GSAMP Trust 2006-NC1,
Mortgage Pass - Through Certificates, Series 2006-NC1